Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.63263%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,898,584.04

Principal:
Principal Collections	$34,676,573.22
Prepayments in Full	$22,308,279.77
Liquidation Proceeds	$1,500.00
Recoveries	$0.00
Sub Total	$56,986,352.99
Collections	$61,884,937.03

Purchase Amounts:
Purchase Amounts Related to Principal	$440,487.66
Purchase Amounts Related to Interest	$1,365.29
Sub Total	$441,852.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$62,326,789.98

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$62,326,789.98
Servicing Fee	$1,434,261.49	$1,434,261.49	$0.00	$0.00	$60,892,528.49
Interest - Class A-1 Notes	$555,964.69	$555,964.69	$0.00	$0.00	$60,336,563.80
Interest - Class A-2a Notes	$1,114,826.33	$1,114,826.33	$0.00	$0.00	$59,221,737.47
Interest - Class A-2b Notes	$219,385.83	$219,385.83	$0.00	$0.00	$59,002,351.64
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$57,864,057.47
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$57,484,603.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,484,603.72
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$57,361,438.05
Second Priority Principal Payment	$14,643,807.61	$14,643,807.61	$0.00	$0.00	$42,717,630.44
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$42,629,284.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,629,284.61
Regular Principal Payment	$237,113,790.07	$42,629,284.61	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$62,326,789.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$14,643,807.61
Regular Principal Payment					$42,629,284.61
Total					$57,273,092.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$57,273,092.22	$180.25	$555,964.69	$1.75	$57,829,056.91	$182.00
Class A-2a Notes	$0.00	$0.00	$1,114,826.33	$2.32	$1,114,826.33	$2.32
Class A-2b Notes	$0.00	$0.00	$219,385.83	$2.19	$219,385.83	$2.19
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$57,273,092.22	$35.10	$3,619,436.27	$2.22	$60,892,528.49	$37.32

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$251,757,597.68	0.7923134	$194,484,505.46	0.6120677
Class A-2a Notes	$481,220,000.00	1.0000000	$481,220,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,565,657,597.68	0.9595548	$1,508,384,505.46	0.9244535

Pool Information
Weighted Average APR	3.365%	3.330%
Weighted Average Remaining Term	57.20	56.34
Number of Receivables Outstanding	59,471	58,152
Pool Balance	$1,721,113,787.53	$1,663,635,691.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,571,010,802.13	$1,518,393,790.07
Pool Factor	0.9632925	0.9311225

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$145,241,900.98
Targeted Overcollateralization Amount	$198,750,405.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$155,251,185.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$51,255.83
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$51,255.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0357%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0001%
Current Collection Period			0.0363%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		119	$51,446.11
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$51,446.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0029%

Average Realized Loss for Receivables that have experienced a Realized Loss			$432.32
Average Net Loss for Receivables that have experienced a Realized Loss			$432.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.36%	206	$5,984,053.95
61-90 Days Delinquent	0.04%	22	$615,719.05
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.40%	228	$6,599,773.00

Repossession Inventory:
Repossessed in the Current Collection Period		9	$312,430.41
Total Repossessed Inventory		11	$349,228.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0017%
Current Collection Period			0.0378%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0370%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer